Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Taxation
Schedule of loss before tax

	For the year ended December 31,
	2019	2020	2021	2021
				US$
	RMB	RMB	RMB	Note 2(e)
Loss before income tax expense
Loss from China operations	(2,938,045)	(1,635,230)	(3,863,527)	(606,274)
Gain/(Loss) from non-China operations	28,602	(13,944)	13,724	2,154
Total loss before income tax expense	(2,909,443)	(1,649,174)	(3,849,803)	(604,120)

Schedule of the differences between the statutory tax rate and the effective tax rate

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

PRC statutory income tax rate	25%	25%	25%
Permanent differences	(4)%	(5)%	(9)%
Changes of valuation allowance	(21)%	(20)%	(16)%
Effective tax rates	0%	0%	0%

Schedule of components of the Group's deferred tax assets

The significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2020	2021	2021
			US$
	RMB	RMB	Note 2(e)
Net operating loss carry forwards	1,564,287	2,169,041	340,370
Accrued expenses and others	33,320	38,457	6,035
Total deferred tax assets	1,597,607	2,207,498	346,405
Less: valuation allowance	(1,597,607)	(2,207,498)	(346,405)
Deferred tax assets, net	—	—	—

Schedule of movement of the valuation allowance

	For the year ended December 31,
	2019	2020	2021	2021
				US$
	RMB	RMB	RMB	Note 2(e)
At beginning of the year	(650,685)	(1,263,732)	(1,597,607)	(250,700)
Changes of valuation allowance	(613,047)	(333,875)	(609,891)	(95,705)
At end of the year	(1,263,732)	(1,597,607)	(2,207,498)	(346,405)